1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
THOMAS FRIEDMANN thomas.friedmann@dechert.com +1 202 261 3313 Direct +1 202 261 3016 Fax

June 8, 2011

VIA EDGAR AND FEDERAL EXPRESS

James O’Connor, Esq.

Attorney/Advisor

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FS Investment Corporation

Registration Statement on Form N-2 filed on June 8, 2011

Dear Mr. O’Connor:

On behalf of FS Investment Corporation (the “Company”), we have submitted for filing with the Securities and Exchange Commission (the “Commission”) via the EDGAR system a new Registration Statement on Form N-2 (the “Registration Statement”) to continue the Company’s continuous public offering of shares. Pursuant to Section 415(a)(6) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement will carry over any unsold shares previously registered for sale pursuant the Company’s Registration Statement on Form N-2 (File No. 333-149374), initially declared effective by the Commission on September 18, 2008 (the “Prior Registration Statement”), as well as register an additional 50,000,000 shares of common stock.

The Registration Statement is substantially the same as Post-Effective Amendment No. 8 to the Prior Registration Statement declared effective by the Commission on May 10, 2011 and the related final prospectus filed pursuant to Rule 497 of the Securities Act on May 12, 2011 (the “Final Prospectus”), other than the fact that the Registration Statement reflects minor updates to the Prior Registration Statement and Final Prospectus, including financial information for the Company’s last completed fiscal quarter.

US Austin Boston Charlotte Hartford Los Angeles New York Orange County Philadelphia Princeton San Francisco

Silicon Valley Washington DC    EUROPE Brussels Dublin London Luxembourg Moscow Munich Paris    ASIA Beijing Hong Kong

James O’Connor, Esq. June 8, 2011 Page 2

Enclosed for your convenience please find three copies of the Registration Statement, as well as three marked copies of the Registration Statement showing changes made from the Final Prospectus.

We look forward to discussing with you any questions or comments you may have regarding the Registration Statement. If you have any questions, or if you require additional information, please do not hesitate to contact me at (202) 261-3313 or James A. Lebovitz at (215) 994-2510.

Sincerely,

/s/ Thomas Friedmann
Thomas Friedmann

Cc:	Gerald F. Stahlecker

FS Investment Corporation

James A. Lebovitz, Esq.

Dechert LLP